SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Credit Card Securitizations (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) trust	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Securitized credit card receivables
Number of trusts to hold securitized credit card receivables | trust	2
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$ 22,700,000,000	$ 29,700,000,000
Retained by Citigroup as trust-issued securities	7,400,000,000	9,400,000,000
Retained by Citigroup via non-certificated interests	20,600,000,000	16,500,000,000
Total ownership interests in principal amount of trust credit card receivables	50,700,000,000	55,600,000,000
Credit card securitizations
Securitized credit card receivables
Gains (losses) recognized on the securitization	0
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	3,300,000,000	0	$ 12,600,000,000
Pay down of maturing notes	$ (10,300,000,000)	$ (7,400,000,000)	$ (7,800,000,000)